Pension and other PostRetirement Benefits (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD Y	Dec. 31, 2016 CAD Y
Minimum
Pension and other PostRetirement Benefits,
Annual contribution (as a percent)	5.00%
Maximum
Pension and other PostRetirement Benefits,
Annual contribution (as a percent)	11.50%
Defined benefits pension plans
Change in benefit obligation
Disposal (note 36)	CAD (69)
Actuarial losses (gains) arising from experience adjustments, net defined benefit liability (asset)	(2)	CAD (7)
Defined benefits pension plans | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	6,280	4,611
Obligations acquired through acquisition of COS (note 7)		1,352
Current service costs	193	189
Contributions to plan by plan participants, net defined benefit liability (asset)	14	14
Payments from plan, net defined benefit liability (asset)	(294)	(272)
Interest costs	236	238
Foreign exchange	(2)	(46)
Payments in respect of settlements, net defined benefit liability (asset)	7	8
Actuarial losses (gains) arising from experience adjustments, net defined benefit liability (asset)	2	7
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(4)	8
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	354	171
Benefit obligation at end of year	6,717	6,280
Defined benefits pension plans | Plan assets
Change in benefit obligation
Benefit obligation at beginning of year	(5,356)	(4,040)
Obligations acquired through acquisition of COS (note 7)		(1,060)
Employer contributions	160	165
Contributions to plan by plan participants, net defined benefit liability (asset)	(14)	(14)
Payments from plan, net defined benefit liability (asset)	269	249
Disposal (note 36)	71
Interest costs	(200)	(202)
Foreign exchange	3	37
Payments in respect of settlements, net defined benefit liability (asset)	(7)	(8)
Administrative costs	2	2
Return on plan assets greater than discount rate	407	155
Benefit obligation at end of year	(5,799)	(5,356)
Net unfunded obligation	(918)	(924)
Defined benefits other post retirement benefits
Change in benefit obligation
Disposal (note 36)	(9)
Actuarial losses (gains) arising from experience adjustments, net defined benefit liability (asset)	12	5
Defined benefits other post retirement benefits | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	587	502
Obligations acquired through acquisition of COS (note 7)		73
Current service costs	14	13
Payments from plan, net defined benefit liability (asset)	(21)	(21)
Interest costs	22	23
Foreign exchange	(1)	(1)
Actuarial losses (gains) arising from experience adjustments, net defined benefit liability (asset)	(12)	(5)
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(9)	(1)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	26	4
Benefit obligation at end of year	597	587
Defined benefits other post retirement benefits | Plan assets
Change in benefit obligation
Net unfunded obligation	CAD (597)	CAD (587)
Canadian pension and other post retirement benefit excluding Syncrude
Change in benefit obligation
Percentage of net unfunded obligations	67.00%	66.00%
Canadian pension and other post retirement benefit excluding Syncrude | Weighted average
Change in benefit obligation
Weighted average duration of defined benefit obligation | Y	13.91	14.06